LOANS FROM RELATED PARTY (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total		$ 102,500	$ 104,998
Unsecured Promissory Note One [Member] | Officers [Member]
Total		30,000	35,000
Unsecured Promissory Note Two [Member] | Officers [Member]
Total
Unsecured Promissory Note Two [Member] | Director One [Member]
Total		$ 72,500	$ 69,998